DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Derivative Liabilities [Abstract]
Disclosure And Detailed Information About Currency Contracts Outstanding [Text Block]
The table below provides a summary of currency contracts outstanding as at December 31, 2018.

Period of Currency Contracts	Notional Amount (CAD)	Weighted Average Price (USD)	Notional Amount (USD)
January 31, 2019 to July 2, 2019	$33,500	$1.34	$25,000
Total	$33,500	$1.34	$25,000

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Text block]
The following table presents amounts recognized in the Consolidated Statement of Comprehensive (Loss) Income for the year ended December 31, 2018 and 2017:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Gain on derivative contracts - interest rate swap contracts	$-	$2,207
Loss on derivative contracts - currency contracts	(653)	-
Gain on prepayment option embedded derivative	406	971
Total	$(247)	$3,178